Trade and Other Payables and Accruals	12 Months Ended
Dec. 31, 2019
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Trade and Other Payables and Accruals
20 .	TRADE AND OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Trade payables	88,057	69,973	10,051
Bills payable - secured (see Note 15)	335,000	149,000	21,403

	423,057	218,973	31,454

Deposits from distributors	129,000	129,000	18,530
Payables in respect of acquisition of property, plant and equipment	30	7,790	1,119
Other taxes payables	8,063	8,398	1,206
Advances from an unrelated party (note)	38	54	8
Accrued staff costs	30,490	29,735	4,271
Accrued transportation costs	11,788	9,181	1,319
Accrued utilities expenses	3,537	2,731	392
Deferred income (see Note 2 3 )	796	796	114
Others	4,664	4,106	590

	188,406	191,791	27,549

	611,463	410,764	59,003

Note: The advances from an unrelated party are unsecured, interest free and repayable on demand.
In general, the Group is required to make full advance payments (including issuance of bills) to suppliers for the purchases of its major raw materials, steel. Suppliers of other raw materials other than steel generally allow the Group a credit period of 60 days.
Bills payable issued by the Group generally have a maturity of 6 months.
Other payables are expected to be settled or recognized as income within one year or are repayable on demand.
The Group has financial risk management policies in place to ensure that all payables are settled within the credit period.